Impairment of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	¥ 591	¥ 9,063	¥ 30,161
Impairment loss for the intangible assets			¥ 6,365
Multimedia Broadcasting Business For Mobile Devices
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets		4,542
Impairment loss for the intangible assets		¥ 733